Financial Instruments and Risk Management (Currency Contracts) (Details) oz in Thousands, $ in Millions, $ in Millions, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 23, 2023 $ / oz oz	Dec. 31, 2022 USD ($) $ / oz	Dec. 31, 2021 USD ($) $ / oz	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 $ / $
Contract Options
Disclosure of detailed information about hedged items [line items]
Ounce of gold | oz	12
Collars and Forwards
Disclosure of detailed information about hedged items [line items]
Financial liabilities, at fair value | $			$ 2.6
Gains (losses) on change in fair value of derivatives | $		$ (1.1)	(3.8)
Gold Options | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value | $			0.5
Gains (losses) on change in fair value of derivatives | $		$ (3.5)	$ (0.5)
Gold Options | Commodity price risk | Contract Options | Maximum
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	2,163
Gold Options | Commodity price risk | Contract Options | Minimum
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,800
2018 | Gold Options | Commodity price risk | Purchase Put Options
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,755
2019 | Collars | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount				$ 558.0		$ 1,020.0
2019 | Bought Puts | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount | $				$ 30.0
Bottom of range | Gold Options | Market risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz			1,629
Bottom of range | 2019 | Collars | Currency risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument					129.00%		2046.00%
Bottom of range | 2019 | Bought Puts | Currency risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument | $ / $					131.00%
Top of range | Gold Options | Market risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz			2,039
Top of range | 2019 | Collars | Currency risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument					135.00%		2259.00%
Top of range | 2019 | Bought Puts | Currency risk
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument | $ / $					0.00%